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RH Hedged Multi-Asset Income ETF
RH Hedged Multi-Asset Income ETF
Investment Objective
The RH Hedged Multi-Asset Income ETF (the “Fund”) seeks total return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RH Hedged Multi-Asset Income ETF RH Hedged Multi-Asset Income ETF
Management Fees	0.80%	[1]
Other Expenses	0.91%
Acquired Fund Fees and Expenses	0.28%	[2]
Total Annual Fund Operating Expenses	1.99%
Less Fee Waiver and/or Expense Limitation	(0.86%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.13%
[1]	Restated to reflect current contractual fees.
[2]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.85% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2023, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2023.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
RH Hedged Multi-Asset Income ETF | RH Hedged Multi-Asset Income ETF | USD ($)	115	541	993	2,248

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
RH Hedged Multi-Asset Income ETF | RH Hedged Multi-Asset Income ETF | USD ($)	115	541	993	2,248

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2022, the Fund’s portfolio turnover rate was 225.13% of the average value of its portfolio.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or by making direct investments. The Fund’s portfolio will consist of a mix of direct and indirect investments through Portfolio Funds and each may be all of the Fund’s portfolio or none of the Fund’s portfolio at any given time. The Fund’s fixed income investments, both direct and indirect through Portfolio Funds, may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield-high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, exchange traded notes (“ETNs”) and global debt securities. The Fund’s equity investments, both direct and indirect through Portfolio Funds, may include dividend paying equity securities, real estate investment trusts (“REITs”), and preferred securities. The Fund’s equity investments will not be limited by sector criteria or market capitalization.  In addition, the Fund may also invest in put and call options on index ETFs, sector ETFs, individual equities, and cash and cash equivalents as part of its risk management strategy. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.
The Fund may invest in ETF equity strategies that follow a “buy-write” investment strategy also known as covered call strategy in which a fund purchases a security and also writes (or sells) call options that correspond to the security. The Fund may also invest in equity index ETFs or fixed income ETFs and follow a “buy-write” investment strategy.
The Fund’s fixed income securities may be of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”). The below investment grade securities will include corporate bonds, securities of issuers in default, unrated securities, mortgage-backed securities, and asset-backed securities. The Fund’s fixed income investments will also include commodity based ETNs. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). For example, if rates were to rise 1%, a bond or bond fund with a five-year average duration would likely lose approximately 5% of its value. The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.
The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which an ETF that is not actively managed follows its index). The dividend paying equity securities are selected based on dividend yield and diversification. The preferred securities and REITs are selected based on their yield relative to traditional fixed income sectors. When the Advisor’s model indicates a negative market trend, the Fund may hedge the Fund’s portfolio by investing in ETFs that invest in treasury bonds, exchange traded notes (“ETNs”), and leveraged ETFs (ETFs that seek to deliver multiples of the performance of the index or benchmark they track) and inverse ETFs (ETFs that seek to deliver the opposite of the performance of the index or benchmark they track). The leveraged ETFs hedge the Fund’s portfolio by offsetting equity allocations without need to sell the long equity positions. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.
The Fund will employ a risk management strategy intended to manage the volatility of the Fund’s returns and manage the overall risk of investing in the Fund. The risk management strategy monitors technical metrics  on equity indices that may identify periods where there is potential for higher equity market risk. These technical metrics use mathematically based tools to identify positive or negative trends in equity indices, so, when the technical metrics identify a negative trend, there may be a potential for higher equity market risk.  When periods of declining equity markets are more likely, the risk management strategy will reduce equity exposure. When employing this risk management strategy, the Fund may allocate a significant percentage of its assets to cash and cash equivalents. When employing the risk management strategy, in addition to cash and cash equivalents, the Fund may utilize a hedge overlay for downside protection, which will include put and call options and ETFs that have exposure to changes in volatility or offer inverse performance to equity markets (inverse ETFs).  The hedge overlay will be used when the Advisor believes there is the potential for higher risk of loss in equity markets.
The Fund intends to invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest its assets in ETNs and ETFs  that provide exposure to commodities.  The Fund’s commodity exposure is intended to provide income and asset class diversification to the Fund.
The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. The Advisor identifies attractive investment opportunities based on its research, which includes the relative value of income producing assets and asset classes. In making its determination, the Advisor will analyze the performance, correlations, drawdowns (a measure of a peak-to-trough decline during a specific period for an investment), up and down capture (a statistical measure of overall performance in up and down markets), fees and expenses, and dividend or income payments of securities.  The Fund may invest up to 15% of its net assets in illiquid investments.

Principal Risks of Investing in the Fund
Performance Information
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Hedged Multi-Asset Income Fund (formerly, Adaptive Hedged Income Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on November 12, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund’s Institutional Class shares.  Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy and removed its sub-adviser effective October 1, 2020. The Fund changed its investment strategy effective June 9, 2023. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com/AMAX.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 5.03% (quarter ended June 30, 2020), and the Fund’s lowest quarterly return was -7.56% (quarter ended March 31, 2020). The Fund’s year-to-date return as of March 31, 2023, was 2.95%

Average Annual Total ReturnsPeriods Ended December 31, 2022
Average Annual Returns - RH Hedged Multi-Asset Income ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RH Hedged Multi-Asset Income ETF	Before taxes	(12.35%)	(0.65%)	0.90%	1.41%	Oct. 02, 2009
After Taxes on Distributions | RH Hedged Multi-Asset Income ETF	After taxes on distributions	(15.89%)	(2.48%)	(0.38%)	0.20%
After Taxes on Distributions and Sale of Fund Shares | RH Hedged Multi-Asset Income ETF	After taxes on distributions and sale of shares	(7.20%)	(1.06%)	0.31%	0.72%
Bloomberg Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	Bloomberg Capital U.S. Aggregate Bond Index(reflects no deductions for fees and expenses)	(13.01%)	0.02%	1.06%	2.17%	Oct. 02, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).